Summary of equity attributable to Novartis AG shareholders	6 Months Ended
Jun. 30, 2019
Disclosure of equity [abstract]
Disclosure of equity [text block]
4. Summary of equity attributable to Novartis AG shareholders
	Number of outstanding shares (in millions)			Issued share capital and reserves attributable to Novartis AG shareholders (in USD millions)

	2019	2018	Change	H1 2019	H1 2018	Change

Balance at beginning of year	2 311.2	2 317.5	-6.3	78 614	74 168	4 446

Impact of change in accounting policy [1]				3	60	-57

Restated equity at January 1				78 617	74 228	4 389

Shares acquired to be cancelled	-32.8	-9.2	-23.6	-2 819	-700	-2 119

Other share purchases	-1.6	-1.4	-0.2	-153	-100	-53

Exercise of options and employee transactions	5.5	7.7	-2.2	200	433	-233

Equity-based compensation	9.5	7.2	2.3	447	356	91

Shares delivered to Alcon employees as a result of the Alcon spin-off				32		32

Taxes on treasury share transactions [2]				-185		-185

Increase of treasury share repurchase obligation under a share buyback trading plan				-2 289	-363	-1 926

Dividends to shareholders of Novartis AG				-6 645	-6 966	321

Dividend in kind [3]				-23 434		-23 434

Net income of the period attributable to shareholders of Novartis AG				8 565	9 793	-1 228

Other comprehensive income attributable to shareholders of Novartis AG				-667	148	-815

Transaction costs [4]				-253	-11	-242

Impact of change in ownership of consolidated entities				-3	-3

Other movements [5]				13		13

Balance at June 30	2 291.8	2 321.8	-30.0	51 426	76 815	-25 389

[1] In H1 2019, the impact of change in accounting policy includes USD 3 million related to the implementation of IFRS 16 – Leases (see Notes 2 and 6 for further details).

In H1 2018, the impact of change in accounting policy includes USD 60 million relating to the implementation of IFRS 15 – Revenue from Contracts with Customers implementation and USD 177 million relating to the implementation IFRS 9 - Financial instruments (see Note 1 and 29 of the 2018 Annual report)

[2] Included in H1 2019 is a USD 69 million impact related to the revaluation of deferred tax liability on treasury shares that are recognized through retained earnings. This revaluation resulted from the Swiss Federal tax reform enacted in May 2019, effective January 1, 2020.

[3] Fair value of the dividend-in-kind of Alcon Inc. shares to Novartis AG shareholders and ADR (American Depositary Receipt) holders approved at the 2019 Annual General Meeting held on February 28, 2019. Distribution was effected on April 8, 2019, whereby each Novartis AG shareholders and ADR holder received 1 Alcon Inc, share for every 5 Novartis AG shares/ADRs they held on April 8, 2019, close of business (see Note 2, 3 and 11 for further details)

[4] Transaction costs directly attributable to the distribution (spin-off) of the Alcon business to Novartis AG shareholders (see Note 2)
[5] Impact of hyperinflationary economies